Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Depreciation expense	$ 101,871	$ 115,102
Loss on disposal of equipment	$ 0	$ 1,675